Note Related to the Consolidated Statement of Income(Loss) - Summary of Detailed Information of Operating Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information of operating income [line items]
Total	€ 4,447	€ 3,364	€ 4,138
Research tax credit [member]
Disclosure of detailed information of operating income [line items]
Total	4,375	3,187	3,347
Subsidies [Member]
Disclosure of detailed information of operating income [line items]
Total			463
Other income [member]
Disclosure of detailed information of operating income [line items]
Total	€ 72	€ 178	€ 327